Roundhill IO Digital Infrastructure ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 75.4%
Engineering & Construction — 6.8%
Cellnex Telecom SA (b)(e)	344	$16,730
China Tower Corp., Ltd. - Class H (b)(e)	620,000	69,668
Infrastrutture Wireless Italiane SpA (b)(e)	1,506	17,033
Operadora de Sites Mexicanos SA de CV (a)(b)	13,078	16,625
Sarana Menara Nusantara Tbk PT (b)	593,700	44,230
		164,286
Internet — 4.1%
ARTERIA Networks Corp. (b)	1,500	16,214
Cogent Communications Holdings, Inc.	859	56,995
Vnet Group, Inc. - ADR (a)(b)	4,282	24,964
		98,173
Media — 41.2% (d)
Altice USA, Inc. - Class A (a)	12,965	161,803
Cable One, Inc.	66	96,640
Charter Communications, Inc. - Class A (a)	268	146,199
Cogeco Communications, Inc. (a)(b)	193	15,989
Comcast Corp. - Class A	2,647	123,933
Liberty Global PLC - Class A (a)(b)	642	16,377
Liberty Latin America, Ltd. - Class C (a)(b)	1,649	15,814
Link Net Tbk PT (b)	50,600	15,114
NOS SGPS SA (b)	4,042	17,153
Quebecor, Inc. - Class B (a)(b)	671	16,009
Telenet Group Holding NV (b)	3,880	126,145
Uniti Group, Ltd. (a)(b)	66,543	236,360
		987,536
Telecommunications — 23.3%
Chindata Group Holdings, Ltd. - ADR (a)(b)	3,967	25,071
Chorus, Ltd. (b)	3,165	16,290
Consolidated Communications Holdings, Inc. (a)	10,228	60,345
GDS Holdings, Ltd. - ADR (a)(b)(f)	744	29,202
Gogo, Inc. (a)	3,846	73,305
Lumen Technologies, Inc.	10,104	113,872
Megacable Holdings SAB de CV (b)	30,848	92,813
NetLink NBN Trust (b)	21,866	15,753
NEXTDC, Ltd. (a)(b)	2,001	17,521
Shenandoah Telecommunications Co.	2,038	48,056
Switch, Inc. - Class A	1,633	50,329
Tower Bersama Infrastructure Tbk PT (b)	77,300	15,447
		558,004
TOTAL COMMON STOCKS (Cost $1,894,564)		1,807,999

REAL ESTATE INVESTMENT TRUSTS — 24.4%
American Tower Corp.	553	138,925
Crown Castle International Corp.	376	69,409
Digital Realty Trust, Inc.	408	57,854
DigitalBridge Group, Inc. (a)	9,867	71,042
Equinix, Inc.	111	82,320
Keppel DC (b)	9,691	16,327
SBA Communications Corp.	270	92,907
Uniti Group, Inc.	4,168	57,352
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $590,860)		586,136

SHORT-TERM INVESTMENTS — 0.2%
Money Market Fund — 0.2%
First American Government Obligations Fund, Class X, 0.18% (c)	4,963	4,963
TOTAL SHORT-TERM INVESTMENTS (Cost $4,963)		4,963

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.6%
First American Government Obligations Fund, Class X, 0.19% (c)	13,883	13,883
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,883)		13,883

TOTAL INVESTMENTS (Cost $2,504,270) — 100.6%		2,412,981
Other assets and liabilities, net — (0.6)%		(13,822)
NET ASSETS — 100.0%		$2,399,159

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of this security is on loan as of March 31, 2022. The market value of securities out on loan is $12,599.

	COUNTRY	Percentage of Net Assets
	United States	38.2%
	Australia	10.6%
	Belgium	5.2%
	Mexico	4.6%
	Cayman Islands	3.3%
	Indonesia	3.1%
	China	2.9%
	Singapore	1.3%
	Canada	1.3%
	Portugal	0.7%
	Italy	0.7%
	Spain	0.7%
	United Kingdom	0.7%
	New Zealand	0.7%
	Japan	0.7%
	Bermuda	0.7%
	Total Country	75.4%
	REAL ESTATE INVESTMENT TRUSTS	24.4%
	SHORT-TERM INVESTMENTS	0.2%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	0.6%
	TOTAL INVESTMENTS	100.6%
	Other assets and liabilities, net	-0.6%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,807,999	$-	$-	$1,807,999
Real Estate Investment Trusts	586,136	-	-	586,136
Money Market Fund	4,963	-	-	4,963
Investments Purchased With Proceeds from Securities Lending	13,883	-	-	13,883
Total Investments - Assets	$2,412,981	$-	$-	$2,412,981

* See the Schedule of Investments for industry classifications.